JPMorgan Managed Income Fund Investment Strategy - L Shares [Member] - JPMorgan Managed Income Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund mainly invests in investment grade, U.S. dollar denominated short-term fixed and floating rate debt securities. As part of its principal investment strategy, the Fund may invest in corporate securities, asset-backed securities and high quality money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The Fund may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, repurchase agreements, and Rule 144A securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities. The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.All of the Fund’s investments will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or a minimum long-term rating of Baa3, BBB–, or BBB– by Moody’s, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment. Under normal circumstances, the Fund’s duration will not exceed one year. The Fund has flexibility to invest in derivatives and may use such instruments as substitutes for securities in which the Fund can invest. Derivatives are instruments which have a value based on another instrument, exchange rate or index. Although the use of derivatives is not a main strategy of the Fund under normal market conditions, the Fund may use futures contracts, options, swaps, and forward contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund. The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning that focuses on factors expected to impact returns over the long term and other tactical considerations that focus on factors that are expected to impact returns over the short to medium term. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction. The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its assets in this industry as a temporary defensive measure.